THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

August 31, 2012

Securities and Exchange Commission

Division of Investment Management

100F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds

 1933 Act File No. 033-12911

 1940 Act File No. 811-05075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-referenced Registrant certifies that the forms of the prospectus that would have been filed by Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from those contained in the registration statement that was filed electronically on August 30, 2012.

Please contact me at (612) 844-5168 if you have any questions. Thank you.

Sincerely,

/s/ Rebecca A. Paulzine

Rebecca A. Paulzine

Senior Counsel